As filed with the Securities and Exchange Commission on January 30, 2006

File Nos. 2-91369, 811-04041

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 35	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 36	☒
(Check appropriate box or boxes)

GE INVESTMENTS FUNDS, INC.

3001 Summer Street

Stamford, Connecticut 06905

(203) 326-4040

(Registrant’s Exact Name, Address and Telephone Number)

Matthew J. Simpson, Esq.

Vice President, Associate General Counsel & Assistant Secretary

GE Asset Management Incorporated

3001 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Copy to:

David S. Goldstein, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, DC 20004-2404

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☐	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485

☒	on March 1, 2006 Pursuant to Paragraph (b) of Rule 485

☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485

☐	on (Date) Pursuant to Paragraph (a)(1) of Rule 485

☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485

☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common stock

EXPLANATORY COMMENT

This post-effective amendment no. 35 to the registration statement on Form N-1A (File No. 2-91369) (the “Registration Statement”) is filed solely to delay the effectiveness of post-effective amendment no. 34 filed on December 1, 2005. Accordingly, the following items are incorporated herein by reference:

1.	The prospectuses and the statement of additional information included in post-effective amendment no. 34 to the Registration Statement filed on December 1, 2005 pursuant to paragraph (a)(1) of Rule 485.

2.	The financial statements contained in the Annual Report to Shareholders dated December 31, 2004 included in the Registrant’s Form N-CSR filed with the Commission on March 8, 2005.

3.	The financial statements contained in the Semi-Annual Report to Shareholders dated June 30, 2005 included in the Registrant’s Form N-CSR filed with the Commission on August 31, 2005.

1

PART C

OTHER INFORMATION

Item 22.	Exhibits

Exhibit No.	Description of Exhibit
(a)	Amended and Restated Articles of Incorporation of GE Investments Funds, Inc. dated November 7, 2005 (to be filed by amendment).

(b)	Amended and Restated By-Laws of Life of Virginia Series Fund, Inc., dated March 8, 2001, incorporated by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 27, 2001.

(c)	Inapplicable.

(d)(1)	Investment Advisory and Administration Agreement, dated May 1, 1997, between GE Investments Funds, Inc. and GE Investment Management Incorporated, incorporated herein by reference to post- effective amendment number 18 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 30, 1997.

(d)(2)	Sub-Advisory Agreement, dated May 1, 1997, between GE Investment Management Incorporated and GMG/Seneca Capital Management, LLC, incorporated herein by reference to post-effective amendment number 18 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 30, 1997.

(d)(3)	Form of Sub-Advisory Agreement, dated May 1, 2001, between GE Asset Management Incorporated and SSgA Funds Management, Inc.

(d)(4)	Sub-Advisory Agreement, dated March 16, 2000, between GE Asset Management Incorporated and Palisade Capital Management, L.L.C.

(e)(1)	Distribution Agreement, dated October 23, 1997, between GE Investments Funds, Inc. and GE Investment Services, Inc., incorporated herein by reference to post-effective amendment number 21 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on October 24, 1997.

(e)(2)	Form of Distribution Agreement for Total Return Fund dated December ___, 2005, between GE Investments Funds, Inc. and GE Investment Distributors, Inc. (to be filed by amendment).

(f)	Inapplicable.

(g)	Custody Agreement dated May 1, 1997, between GE Investments Funds, Inc. and State Street Bank and Trust Company, incorporated herein by reference to post-effective amendment number 21 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on October 24, 1997.

(h)(1)	Transfer Agency and Service Agreement, between GE Investments Funds, Inc. and PFPC, Inc., incorporated herein by reference to post-effective amendment number 32 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on February 25, 2005.

(h)(2)	Participation Agreement, dated May 1, 1998, between Registrant and GE Life and Annuity Assurance Company, incorporated by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 28, 2000.

(h)(3)	Investor Service Plan for Class 1 Shares of Total Return Fund dated December ___, 2005 (to be filed by amendment).

(h)(4)	Form of Investor Services Agreement – Class 1 Shares of Total Return Fund dated December ___, 2005 (to be filed by amendment).

(h)(5)	Form of Administrative Services Agreement for Total Return Fund dated December ___, 2005 between GE Life and Annuity Assurance Company and GE Asset Management Incorporated (to be filed by amendment).

(h)(6)	Form of Expense Limitation Agreement for Total Return Fund dated December ___, 2005 between GE Asset Management Incorporated and GE Investments Funds, Inc. (to be filed by amendment).

(i)(1)	Opinion and consent of Sutherland Asbill & Brennan LLP relating to shares of Value Equity Fund, Income Fund, Global Income Fund, U.S. Equity Fund and Premier Growth Equity Fund, incorporated by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 27, 2001.

(i)(2)	Opinion and consent of Sutherland Asbill & Brennan LLP relating to shares of Value Equity Fund, Small Cap Value Equity Fund, Europe Equity Fund and Emerging Markets Fund incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 28, 2000.

(j)(1)	Consent of Sutherland Asbill & Brennan LLP.

(j)(2)	Consent of KPMG LLP.

(k)	Inapplicable.

(l)	Inapplicable.

(m)(1)	Distribution and Service Plan for Class 2 Shares of Total Return Fund dated December ___, 2005 (to be filed by amendment).

(m)(2)	Distribution and Service Plan for Class 3 Shares of Total Return Fund dated December ___, 2005 (to be filed by amendment).

(m)(3)	Distribution and Service Plan for Class 4 Shares of Total Return Fund dated December ___, 2005 (to be filed by amendment).

(m)(4)	Form of Fund Marketing and Investor Service Agreement for Total Return Fund dated December __, 2005 between GE Investment Distributors, Inc. and Capital Brokerage Corporation (to be filed by amendment).

(n)	Multiple Class Plan for GE Investments Funds, Inc. pursuant to Rule 18f-3 under the Investment Company Act of 1940 (to be filed by amendment).

(p)(1)	Code of Ethics for GE Investments Funds, Inc. incorporated herein by reference to post-effective amendment number 11 to the Form N-1A registration statement for GE Institutional Funds (File No. 333-29337), filed with the Commission on April 25, 2000.

(p)(2)	Code of Ethics for GE Asset Management Incorporated and for GE Investment Distributors, Inc. Incorporated herein by reference to post-effective amendment number 11 to the Form N-1A registration statement for GE Institutional Funds (File No. 333-29337), filed with the Commission on April 25, 2000.

(p)(3)	Code of Ethics of SSgA Funds Management, Inc. (“SSgA FM”), incorporated by reference to post-effective amendment number 28 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2001.

(p)(4)	Code of Ethics of Palisade Capital Management, L.L.C. (“Palisade”), incorporated by reference to post-effective amendment number 28 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2001.

(p)(5)	Code of Ethics of Seneca Capital Management (“Seneca”), incorporated by reference to post-effective amendment number 28 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2001.

(q)	Powers of attorney.

Item 24.	Persons Controlled by or Under Common Control with Registrant

The list required by this Item 24 of persons controlled by or under common control with Registrant, which includes the subsidiaries of General Electric Company (“GE”), is incorporated herein by reference to Exhibit 21, “Subsidiaries of Registrant,” of the Form 10-K filed by GE pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (SEC File No. 1-35) for the fiscal year ended December 31, 2004 (the “Form 10-K”). Additional information about persons controlled by or under common control with Registrant is incorporated herein by reference to pages 10-16 of the Form 10-K, beginning under the caption “GEC Segments.”

Item 25.	Indemnification

Under Section 13.1-697.A of the Virginia Stock Corporation Act, with respect to any threatened, pending or completed proceeding against a present or former director, officer, employee or agent (“corporate representative”) of the registrant, except a proceeding brought by or on the behalf of the registrant, the registrant may indemnify the corporate representative against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such proceedings, if: (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the registrant; and (ii) with respect to any criminal action or proceeding, he had no reasonable cause to believe his conduct was unlawful. The registrant is also authorized under Section 13.1- 3.1(b) of the Virginia Stock Corporation Act to indemnify a corporate representative under certain circumstances against expenses incurred in connection with any threatened, pending, or completed proceeding brought by or in the right of the registrant.

The Articles of Incorporation of the Fund (Exhibit 1.(c) to this Registration Statement) provide that the Fund may indemnify its corporate representatives, in a manner that is consistent with the laws of the Commonwealth of Virginia. The Articles preclude indemnification for “disabling conduct”“ (willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office) and sets forth reasonable and fair means for determining whether indemnification shall be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

Reference is made to “About the Investment Adviser” in the Prospectus forming Part A, and “Management of the Trust” in the Statement of Additional Information forming Part B, of this Registration Statement.

GEAM serves as investment adviser and administrator for each Fund. The business, profession, vocation or employment of a substantial nature which each director or officer of GEAM is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

John H. Myers	President, CEO & Director	3001 Summer Street Stamford, CT

David B. Carlson	Executive Vice President	3001 Summer Street Stamford, CT

Michael J. Cosgrove	Executive Vice President	3001 Summer Street Stamford, CT

Alan M. Lewis	Executive Vice President, General Counsel and Secretary	3001 Summer Street Stamford, CT

Ralph R. Layman	Executive Vice President	3001 Summer Street Stamford, CT

Robert A. MacDougall	Executive Vice President	3001 Summer Street Stamford, CT

Donald W. Torey	Executive Vice President	3001 Summer Street Stamford, CT

Judith A. Studer	Senior Vice President	3001 Summer Street Stamford, CT

John J. Walker	Chief Financial Officer	3001 Summer Street Stamford, CT

SSgA FM serves as sub-adviser to the S&P500 Index Fund. SSgA FM manages registered investment company accounts. The business, profession, vocation or employment of a substantial nature which each director or officer of SSgA FM is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Augustin J. Fleites	President & Director	Two International Place, Boston, MA Principal, State Street Bank and Trust Company, Boston, MA

Thomas P. Kelly	Treasurer	Two International Place, Boston, MA Principal, State Street Bank and Trust Company, Boston, MA

Mark J. Duggan, Esq.	Chief Legal Officer	Two International Place, Boston, MA Principal, State Street Bank and Trust Company, Boston, MA

Peter A. Ambrosini, Esq.	Chief Compliance & Risk Management Officer	Two International Place, Boston, MA Principal, State Street Bank and Trust Company, Boston, MA

Timothy Harbert	Director	Two International Place, Boston, MA Executive Vice President, State Street Bank and Trust Company, Boston, MA

Mitchell H. Shames	Director	Two International Place, Boston, MA Principal, State Street Bank and Trust Company, Boston, MA

Palisade serves as sub-adviser to the Small-Cap Value Equity Fund. Palisade manages various institutional and private accounts and has a history of managing small-cap equity portfolios. The business, profession, vocation or employment of a substantial nature which each director or officer of Palisade is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address
Martin L. Berman	Chairman	Palisade Capital Management, LLC One Bridge Plaza, Suite 695, Fort Lee. NJ 07024

Steven E. Berman	COO	Palisade Capital Management, LLC One Bridge Plaza, Suite 695, Fort Lee. NJ 07024

Jack Feiler	President, CIO	Palisade Capital Management, LLC One Bridge Plaza, Suite 695, Fort Lee. NJ 07024

Richard Whitman	Executive Vice President – Investments	Palisade Capital Management, LLC One Bridge Plaza, Suite 695, Fort Lee. NJ 07024

Dennison T. Veru	Executive Vice President; Co- Investment Officer	Palisade Capital Management, LLC One Bridge Plaza, Suite 695, Fort Lee. NJ 07024

Mark S. Hoffman	Managing Director	Palisade Capital Management, LLC One Bridge Plaza, Suite 695, Fort Lee. NJ 07024

Seneca serves as sub-adviser to the Real Estate Securities Fund. Seneca is a California limited liability company founded in 1989. Seneca has been registered as an investment adviser with the Securities and Exchange Commission since 1989. The principle offices of Seneca are located at 909 Montgomery Street, 5th Floor, San Francisco, CA 94133. Seneca provides investment management services to mutual funds, foundations, endowments, corporations, public/private pension funds, Taft-Hartley Plans and private clients.

Phoenix Investment Partners, Ltd. owns 68.40% of Seneca while the remaining 31.60% of Seneca is owned by its employees. Listed below are the names, positions and principal occupations of the members of the Management Committee and the principal executive officers of Seneca. The principal address of each individual as it relates to his or her duties at Seneca is the same as that of Seneca.

Name	Capacity With Advisor	Business Name and Address

Gail P. Seneca, Ph.D	Managing Partner, Chief Executive Officer, Chief Investment Officer	909 Montgomery Street, 5th Floor San Francisco, CA, 94133

Sara E. Boonin	Member of Management Committee, Senior Portfolio Adviser and Partner	909 Montgomery Street, 5th Floor San Francisco, CA 94133

Albert Gutierrez	Member of Management Committee and Chief Investment Officer – Fixed Income	909 Montgomery Street, 5th Floor San Francisco, CA, 94133

Richard D. Little, CFA	Director of Equities, Senior Portfolio Manager and Partner	909 Montgomery Street, 5th Floor San Francisco, CA 94133

Sandra J. Monticelli, CPA	Member of Management Committee, Chief Operating Officer and Partner	909 Montgomery Street, 5th Floor San Francisco, CA, 94133

Ronald K. Jacks	Senior Portfolio Manager and Partner	909 Montgomery Street, 5th Floor San Francisco, CA 94133

Item 27.	Principal Underwriters

(a) GE Investment Distributors, Inc. (“GEID”) also serves as distributor for the investment portfolios of GE Institutional Funds, GE Funds, GE LifeStyle Funds, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

(b) The information required by this Item 27 with respect to each director and officer of GEID is incorporated herein by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c) Inapplicable.

Item 28.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act, and the rules thereunder, are maintained at the offices of Registrant located at 3001 Summer Street, Stamford, Connecticut 06905; 3001 Summer Street, Stamford, Connecticut, 06905; State Street, Registrant’s custodian, located at 225 Franklin Street, Boston, Massachusetts 02101; and Registrant’s transfer agent PFPC, Inc., located at 101 Sabin Street, Pawtucket, RI 02860.

Item 29.	Management Services

Inapplicable.

Item 30.	Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 30th day of January, 2006.

By:	/s/ MICHAEL J. COSGROVE
Michael J. Cosgrove President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ MICHAEL J. COSGROVE Michael J. Cosgrove	President (Principal Executive Officer) and Director	January 30, 2006

/s/ SCOTT RHODES Scott Rhodes	Treasurer (Principal Financial Officer)	January 30, 2006

/s/ JOHN R. COSTANTINO* John R. Costantino	Director	January 30, 2006

/s/ WILLIAM J. LUCAS* William J. Lucas	Director	January 30, 2006

/s/ ALAN M. LEWIS Alan M. Lewis	Director	January 30, 2006

/s/ ROBERT P. QUINN* Robert P. Quinn	Director	January 30, 2006

*	Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated January 30, 2006.